Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements
The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2025 and 2024.

	At March 31,
	2025	2024

	(In millions)
Credit risk exposures relating to assets on the consolidated statements of financial position:
Deposits with banks	¥75,754,246	¥77,962,347
Call loans and bills bought	5,200,789	5,336,280
Reverse repurchase agreements and cash collateral on securities borrowed	22,076,009	14,148,667
Trading assets	5,511,465	5,674,162
Derivative financial instruments	8,313,016	9,909,272
Financial assets at fair value through profit or loss	2,820,665	2,293,049
Investment securities:
Debt instruments at amortized cost	366,997	316,392
Debt instruments at FVOCI	28,008,280	24,016,184
Loans and advances	125,190,819	121,716,465
Other financial assets	7,061,639	7,509,528
Credit risk exposures relating to off-balance sheet items (1) :
Loan commitments	91,810,227	88,926,181
Financial guarantees and other credit-related contingent liabilities	15,139,799	14,869,558

Total	¥387,253,951	¥372,678,085

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.

Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances
The following table shows the financial effect of collateral and other credit enhancements on impaired loans and advances at March 31, 2025 and 2024. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

	At March 31,
	2025	2024

	(In millions)
Impaired loans and advances	¥1,290,812	¥1,338,444
Financial effect of collateral and other credit enhancements	333,383	457,358

Loans and Advances by Geographical Sector
An analysis of concentrations of credit risk from loans and advances by geographical sector and industry sector at March 31, 2025 and 2024 is shown below. The concentration by geographical sector is measured based on the domicile of the borrower.
Geographical sector

	At March 31,
	2025	2024

	(In millions)
Domestic	¥73,240,162	¥71,162,406
Foreign:
Americas	21,777,691	20,773,650
Europe	10,920,043	10,243,368
Asia	13,432,099	14,184,836
Others	7,454,279	6,821,860

Total foreign	53,584,112	52,023,714

Gross loans and advances	126,824,274	123,186,120
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(530,933)	(490,655)
Less: Allowance for loan losses	(1,102,522)	(979,000)

Carrying amount	¥125,190,819	¥121,716,465

Loans and Advances by Industry Sector
Industry sector

	At March 31,
	2025	2024

	(In millions)
Domestic:
Manufacturing	¥12,299,303	¥11,280,268
Agriculture, forestry, fisheries and mining	254,820	243,528
Construction	1,118,001	1,107,013
Transportation, communications and public enterprises	6,795,140	6,320,575
Wholesale and retail	6,413,857	6,222,405
Finance and insurance	3,962,719	3,877,554
Real estate and goods rental and leasing	18,144,037	16,921,046
Services	5,277,710	5,449,640
Municipalities	583,750	573,667
Lease financing	21,154	48,492
Consumer (1)	16,806,507	16,426,993
Others	1,563,164	2,691,225

Total domestic	73,240,162	71,162,406

Foreign:
Public sector	664,085	598,598
Financial institutions	12,415,685	10,874,863
Commerce and industry	32,682,288	33,669,222
Lease financing	300,322	276,063
Others	7,521,732	6,604,968

Total foreign	53,584,112	52,023,714

Gross loans and advances	126,824,274	123,186,120
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(530,933)	(490,655)
Less: Allowance for loan losses	(1,102,522)	(979,000)

Carrying amount	¥125,190,819	¥121,716,465

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥11,120,139 million and ¥11,008,530 million at March 31, 2025 and 2024, respectively.

Disaggregation of Structured Finance Loans and Advances
The following tables show a disaggregation of the structured finance loans and advances balances, where the repayment source is limited to the cash flows generated by a particular business or asset, and the balances of secured or unsecured consumer loans at March 31, 2025 and 2024. These loans and advances are included in the preceding tables.
Structured finance:

	At March 31,
	2025	2024

	(In millions)
Real estate finance	¥6,235,358	¥5,647,338
Project finance	7,028,222	7,119,699
Other structured finance	532,616	548,828

Total structured finance	¥13,796,196	¥13,315,865

Secured and Unsecured Consumer Loans
Consumer:

	At March 31,
	2025	2024

	(In millions)
Secured loans (1)	¥11,598,044	¥11,564,294
Unsecured loans	5,208,463	4,862,699

Total consumer	¥16,806,507	¥16,426,993

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥11,120,139 million and ¥11,008,530 million at March 31, 2025 and 2024, respectively.

Summary of Loans and Advances at Amortized Cost	The following tables set forth information about the gross carrying amount of financial assets and the exposure to credit risk on loan commitments and financial guarantee contracts by stage allocation and internal rating grades of SMBC. Refer to Note 2 “Summary of Material Accounting Policies” for information on stage allocation. Also refer to Note 47 “Financial Risk Management” for information on obligor grading system of SMBC.

	At March 31, 2025
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥53,549,667	¥188,938	¥—	¥53,738,605
G1-6	41,787,148	987,678	—	42,774,826
Japanese government and local municipal corporations	2,341,701	—	—	2,341,701
Other (1)	24,805,495	73,524	—	24,879,019
Requiring caution
J7	—	708,530	—	708,530
G7	—	841,851	—	841,851
Other (1)	—	248,930	—	248,930
Impaired (2)	—	—	1,290,812	1,290,812

Gross loans and advances	122,484,011	3,049,451	1,290,812	126,824,274
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(530,933)
Less: Allowance for loan losses	(295,352)	(251,680)	(555,490)	(1,102,522)

Carrying amount				¥125,190,819

(1)	The balance of “Other” includes housing loans, which amounted to ¥11,052,547 million and ¥14,461 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.

	$		$		$		$
	At March 31, 2024
	12-month ECL		Lifetime ECL not credit- impaired		Lifetime ECL credit-impaired		Total

	(In millions)
Loans and advances at amortized cost:
Normal
J1-6		¥49,962,330		¥194,336		¥—		¥50,156,666
G1-6		40,835,338		1,282,060		—		42,117,398
Japanese government and local municipal corporations		3,411,548		—		—		3,411,548
Other (1)		24,196,329		74,759		—		24,271,088
Requiring caution
J7		—		1,013,748		—		1,013,748
G7		—		683,422		—		683,422
Other (1)		—		193,806		—		193,806
Impaired (2)		—		—		1,338,444		1,338,444

Gross loans and advances		118,405,545		3,442,131		1,338,444		123,186,120
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net								(490,655)
Less: Allowance for loan losses		(196,325)		(257,542)		(525,133)		(979,000)

Carrying amount								¥121,716,465

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,931,412 million and ¥16,295 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.
Modified loans and advances that were subject to lifetime ECL measurement amounted to ¥309,531 million and ¥92,412 million for the fiscal years ended March 31, 2025 and 2024, respectively. The net modification gain or loss is not material.

	$		$		$		$
	At March 31, 2025
	12-month ECL		Lifetime ECL not credit- impaired		Lifetime ECL credit-impaired		Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount		¥51,258,693		¥998,202		¥81,588		¥52,338,483
Allowance for off-balance sheet items		52,716		53,736		10,990		117,442

	$		$		$		$
	At March 31, 2024
	12-month ECL		Lifetime ECL not credit- impaired		Lifetime ECL credit-impaired		Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount		¥48,772,715		¥852,452		¥63,287		¥49,688,454
Allowance for off-balance sheet items		33,480		43,751		6,300		83,531

(1)	Loan commitments are the undrawn components of loan commitments on which ECL can be separately identified from those on the drawn components.
Movements in ECL allowance
The following tables show reconciliations from the opening balance to the closing balance of the ECL allowance by class of financial instrument.

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost (1) :
Balance at April 1, 2023	¥187,455	¥240,494	¥436,165	¥864,114
Transfer to 12-month ECL	5,914	(5,403)	(511)	—
Transfer to lifetime ECL not credit-impaired	(7,662)	9,906	(2,244)	—
Transfer to lifetime ECL credit-impaired	(3,031)	(13,786)	16,817	—

Net transfers between stages	(4,779)	(9,283)	14,062	—
Provision for loan losses	2,428	15,774	204,692	222,894
Of which refinement of the ECL models (3)	(18,941)	(22,043)	—	(40,984)

Charge-offs	—	—	184,608	184,608
Recoveries	—	—	16,904	16,904

Net charge-offs	—	—	167,704	167,704
Others (2)	11,221	10,557	37,918	59,696

Balance at March 31, 2024	196,325	257,542	525,133	979,000

Transfer to 12-month ECL	5,589	(4,573)	(1,016)	—
Transfer to lifetime ECL not credit-impaired	(10,433)	14,413	(3,980)	—
Transfer to lifetime ECL credit-impaired	(6,899)	(30,491)	37,390	—

Net transfers between stages	(11,743)	(20,651)	32,394	—
Provision for loan losses	109,536	17,264	251,991	378,791

Charge-offs	—	—	264,684	264,684
Recoveries	—	—	18,553	18,553

Net charge-offs	—	—	246,131	246,131
Others (2)	1,234	(2,475)	(7,897)	(9,138)

Balance at March 31, 2025	¥295,352	¥251,680	¥555,490	¥1,102,522

(1)
“Loans and advances at amortized cost” includes allowance for undrawn components of loan commitments issued to retail customers which cannot be separately identified from that for the drawn components.

(2)	Others mainly include foreign exchange translations.
(3)
The refinement of the ECL models is primarily the subdivision of the foreign region (Global) into three (U.S., European, and Asia-Pacific region) and the addition of key drivers for credit risks and losses such as short-term interest rate of Japan. This refinement constitutes a continued improvement towards more responsive models and is intended to better reflect the diversified growth trend of the portfolio in each foreign region and the effect of the lifting of the negative interest rate policy by the Bank of Japan.

For additional information, refer to Note 3 “Critical Accounting Estimates and Judgments.”

	12-month ECL	Lifetime ECL not credit-impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Balance at April 1, 2023	¥48,584	¥36,163	¥15,241	¥99,988
Net transfers between stages	(1,107)	2,182	(1,075)	—
Provision (credit) for off-balance sheet items	(15,338)	5,406	(7,866)	(17,798)
Others	1,341	—	—	1,341

Balance at March 31, 2024	33,480	43,751	6,300	83,531

Net transfers between stages	¥763	¥(899)	¥136	¥—
Provision for off-balance sheet items	16,941	10,467	4,784	32,192
Others	1,532	417	(230)	1,719

Balance at March 31, 2025	¥52,716	¥53,736	¥10,990	¥117,442

(1)	ECL allowance for loan commitments is that for the undrawn components of loan commitments, which can be separately identified from that for the drawn components.

Trading Assets and Investment Securities Based on External Rating System
Trading assets, financial assets at fair value through profit or loss and investment securities
The following tables show an analysis of trading assets, financial assets at fair value through profit or loss and debt instruments at amortized cost and at fair value through other comprehensive income based on the external rating system at March 31, 2025 and 2024, excluding instruments with equity features. Collateral is generally not obtained directly from the issuers.

	$		$		$		$
	At March 31, 2025
	Trading assets (1)		Financial assets at fair value through profit or loss (1)		Debt instruments at amortized cost (1)(2)		Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA		¥83,484		¥—		¥—		¥2,759,838
AA- to AA+		4,473,308		26,006		288,291		23,489,895
A- to A+		369,924		11,871		—		1,075,246
Lower than A-		451,490		142,241		66,895		1,115,603
Unrated		67,712		12,657		11,811		205,583

Total		¥5,445,918		¥192,775		¥366,997		¥28,646,165

	$		$		$		$
	At March 31, 2024
	Trading assets (1)		Financial assets at fair value through profit or loss (1)		Debt instruments at amortized cost (1)(2)		Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA		¥71,032		¥—		¥—		¥2,207,908
AA- to AA+		4,755,302		33,391		236,798		20,435,445
A- to A+		360,440		10,517		—		913,176
Lower than A-		332,322		51,449		77,884		1,057,963
Unrated		73,073		17,054		1,710		228,214

Total		¥5,592,169		¥112,411		¥316,392		¥24,842,706

(1)
The amounts represent fair value for trading assets and financial assets at fair value through profit or loss, whereas they represent the gross carrying amount for debt instruments at amortized cost and at fair value through other comprehensive income.

(2)	There were no debt instruments at amortized cost or debt instruments at fair value through other comprehensive income subject to lifetime ECL at March 31, 2025 and 2024.

VaR by Risk Category
The following tables show the Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for
Non-Trading
Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Equity Holding Investment” in the “VaR for
Non-Trading
Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2025:
SMBC Consolidated
Maximum	¥7.2	¥6.7	¥2.4	¥21.5	¥26.9
Minimum	4.4	3.2	0.1	12.4	17.8
Daily average	6.0	5.1	0.7	17.0	22.6
At March 31, 2025	5.7	5.4	0.2	19.1	23.9
SMFG Consolidated
Maximum	¥24.1	¥8.4	¥22.3	¥21.5	¥61.8
Minimum	17.8	4.5	2.9	12.4	38.4
Daily average	19.5	6.5	5.7	17.0	42.1
At March 31, 2025	18.3	7.1	3.0	19.1	40.8

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2024:
SMBC Consolidated
Maximum	¥39.6	¥33.5	¥2.8	¥14.1	¥21.5
Minimum	5.1	2.6	0.1	5.1	10.9
Daily average	10.4	7.8	1.3	9.5	15.3
At March 31, 2024	5.6	4.0	0.1	13.3	17.5
SMFG Consolidated
Maximum	¥49.6	¥34.9	¥12.8	¥14.1	¥46.4
Minimum	15.7	3.8	5.2	5.1	27.2
Daily average	22.5	9.0	7.4	9.5	34.4
At March 31, 2024	19.5	5.2	8.1	13.3	40.0

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represents the maximum, minimum and daily average of the total of the trading book.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2025:
SMBC Consolidated
Maximum	¥80.6	¥0.2	¥35.6	¥0.0	¥94.7
Minimum	56.4	0.0	12.6	0.0	58.2
Daily average	66.9	0.0	28.0	0.0	73.7
At March 31, 2025	61.3	0.1	32.6	0.0	62.5
SMFG Consolidated
Maximum	¥82.1	¥0.2	¥35.6	¥0.0	¥96.3
Minimum	57.6	0.0	12.6	0.0	59.5
Daily average	68.2	0.0	28.0	0.0	75.0
At March 31, 2025	62.5	0.1	32.6	0.0	63.6

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)

	(In billions)
For the fiscal year ended March 31, 2024:
SMBC Consolidated
Maximum	¥91.4	¥0.5	¥32.6	¥0.0	¥98.1
Minimum	60.7	0.0	4.0	0.0	64.1
Daily average	75.8	0.0	21.3	0.0	84.6
At March 31, 2024	78.0	0.0	31.8	0.0	93.5
SMFG Consolidated
Maximum	¥92.8	¥0.5	¥32.6	¥0.0	¥99.5
Minimum	62.1	0.0	4.0	0.0	65.5
Daily average	77.1	0.0	21.3	0.0	85.9
At March 31, 2024	79.6	0.0	31.8	0.0	95.1

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represents the maximum, minimum and daily average of the total of the banking book.

(ii)	Equity Holding Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2025:
SMBC Consolidated
Maximum	¥1,258.2
Minimum	937.3
Daily average	1,134.5
At March 31, 2025	960.3
SMFG Consolidated
Maximum	¥1,576.8
Minimum	1,233.7
Daily average	1,456.7
At March 31, 2025	1,323.4

Equities risk
(In billions)
For the fiscal year ended March 31, 2024:
SMBC Consolidated
Maximum	¥1,263.3
Minimum	970.9
Daily average	1,135.0
At March 31, 2024	1,252.7
SMFG Consolidated
Maximum	¥1,582.6
Minimum	1,189.3
Daily average	1,401.0
At March 31, 2024	1,567.2

Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities
The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2025 and 2024. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2025
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥121,012,519	¥46,594,286	¥17,173,432	¥3,157,803	¥1,006,617	¥1,098,943	¥190,043,600
Call money and bills sold	—	4,346,342	31,935	—	—	—	4,378,277
Repurchase agreements and cash collateral on securities lent	155,438	27,456,024	179,639	—	—	—	27,791,101
Trading liabilities	4,838,439	—	—	—	—	—	4,838,439
Financial liabilities designated at fair value through profit or loss	—	3,100	41,121	101,704	79,461	418,224	643,610
Borrowings	301,721	1,102,473	3,184,919	5,090,260	530,156	2,115,212	12,324,741
Debt securities in issue	—	2,858,867	2,381,446	3,342,775	2,675,596	3,503,247	14,761,931
Lease payable	—	19,100	62,448	115,293	71,831	157,415	426,087
Other financial liabilities	2,961,970	7,369,431	4,762	—	146	10,625	10,346,934
Off balance sheet items:
Loan commitments	91,810,227	—	—	—	—	—	91,810,227
Financial guarantees and other credit-related contingent liabilities	15,139,799	—	—	—	—	—	15,139,799

Total non-derivative financial instruments	¥236,220,113	¥89,749,623	¥23,059,702	¥11,807,835	¥4,363,807	¥7,303,666	¥372,504,746

Derivative financial instruments	¥8,882,734	¥—	¥20,073	¥75,619	¥122,772	¥202,060	¥9,303,258

	At March 31, 2024
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥124,948,217	¥38,316,007	¥14,347,019	¥2,665,810	¥710,143	¥1,120,429	¥182,107,625
Call money and bills sold	12,753	3,116,809	5,899	2,588	—	—	3,138,049
Repurchase agreements and cash collateral on securities lent	268,070	19,488,046	410,842	—	—	—	20,166,958
Trading liabilities	4,924,490	—	—	—	—	—	4,924,490
Financial liabilities designated at fair value through profit or loss	—	4,223	17,928	89,206	60,952	349,978	522,287
Borrowings	135,527	1,527,324	4,562,586	4,210,119	3,084,857	2,186,734	15,707,147
Debt securities in issue	—	3,598,452	1,275,564	3,735,948	2,310,650	3,788,930	14,709,544
Lease payable	—	20,099	64,456	117,446	78,843	177,791	458,635
Other financial liabilities	3,033,285	7,479,845	4,500	—	—	5,418	10,523,048
Off balance sheet items:
Loan commitments	88,926,181	—	—	—	—	—	88,926,181
Financial guarantees and other credit-related contingent liabilities	14,869,558	—	—	—	—	—	14,869,558

Total non-derivative financial instruments	¥237,118,081	¥73,550,805	¥20,688,794	¥10,821,117	¥6,245,445	¥7,629,280	¥356,053,522

Derivative financial instruments	¥11,207,740	¥550	¥22,452	¥162,517	¥115,602	¥368,612	¥11,877,473

Notes:
1.
Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position are not included in the tables above as they relate to the interest cash flows of the host contract, which are also not included in the tables above.

2.	Derivative financial instruments are recorded at fair value. Except for items designated as hedging instruments for fair value hedge, they are included in the column “On demand.”

Balance of Loans and Advances and Deposits
The following table presents the balance of loans and advances, and deposits at March 31, 2025 and 2024. The balance of deposits at March 31, 2025 and 2024 exceeded the balance of loans and advances at the same time due to the stable deposit base in Japan.

	At March 31,
	2025	2024
	(In millions)
Loans and advances	¥125,190,819	¥121,716,465
Deposits	190,022,742	182,097,319

Deposits by Domestic and Foreign Offices
The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money is classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statements of financial position. Domestic deposits are mainly composed of corporate and individual customer deposits.

	At March 31,
	2025	2024
	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥29,902,509	¥34,511,806
Interest-bearing demand deposits	74,165,956	74,426,922
Deposits at notice	593,258	690,015
Time deposits	21,825,843	16,551,537
Negotiable certificates of deposit	4,264,295	3,583,425
Others	10,222,280	8,500,540

Total domestic offices	140,974,141	138,264,245

Foreign offices:
Non-interest-bearing demand deposits	3,032,855	3,027,357
Interest-bearing demand deposits	6,204,646	5,811,763
Deposits at notice	14,062,549	12,443,021
Time deposits	12,656,739	11,332,102
Negotiable certificates of deposit	12,911,097	11,088,851
Others	180,715	129,980

Total foreign offices	49,048,601	43,833,074

Total deposits	¥190,022,742	¥182,097,319

Regulatory Capital Requirements
The table below presents the Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2025 and 2024 based on the Basel III rules.

	At March 31,
	2025	2024
	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	15.18%	15.29%
Tier 1 risk-weighted capital ratio	14.23%	14.33%
Common Equity Tier 1 risk-weighted capital ratio	12.44%	12.91%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥14,144.1	¥14,197.9
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	13,258.8	13,311.6
Common Equity Tier 1 capital	11,585.1	11,992.6
Risk-weighted assets	93,117.1	92,848.6
The amount of minimum total capital requirements (1)	7,449.4	7,427.9

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.